Average Annual Total Returns - VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US Multi-Factor Minimum Volatility ETF 1 Year	VictoryShares US Multi-Factor Minimum Volatility ETF Life of Fund		VictoryShares US Multi-Factor Minimum Volatility ETF After Taxes on Distributions 1 Year	VictoryShares US Multi-Factor Minimum Volatility ETF After Taxes on Distributions Life of Fund		VictoryShares US Multi-Factor Minimum Volatility ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US Multi-Factor Minimum Volatility ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Fund	Nasdaq Victory US Multi-Factor Minimum Volatility Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Multi-Factor Minimum Volatility Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	5.17%	11.57%	[1]	4.63%	10.92%	[1]	3.39%	8.94%	[1]	18.40%	15.25%	5.47%	11.95%

[1]	Inception date is June 22, 2017.